Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Feb. 28, 2013 Voting Common Stock	Feb. 28, 2013 Nonvoting Common Stock
Entity Registrant Name	1st Franklin Financial Corporation
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0000038723
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding			1,700	168,300
Entity Public Float		$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY